Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Assets
RMBS, available-for-sale (including pledged assets of $1,555,384 and $2,419,539, respectively)	$ 1,598,999	$ 2,508,360
Investments in Servicing Related Assets at fair value (including pledged assets of $222,642 and $291,111, respectively)	222,642	291,111
Cash and cash equivalents	102,201	24,671
Restricted cash	33,817	67,037
Derivative assets	36,902	18,289
Receivables from unsettled trades	83,823	0
Receivables and other assets	42,110	35,097
Total Assets	2,120,494	2,944,565
Liabilities
Repurchase agreements	1,565,232	2,337,638
Derivative liabilities	23,526	12,337
Notes payable	171,776	166,989
Dividends payable	8,717	8,768
Due to affiliates	1,525	3,589
Accrued expenses and other liabilities	17,424	15,869
Total Liabilities	1,788,200	2,545,190
Stockholders' Equity
Common stock, $0.01 par value per share, 500,000,000 shares authorized and 16,527,624 shares issued and outstanding as of March 31, 2020 and 500,000,000 shares authorized and 16,660,655 shares issued and outstanding as of December 31, 2019	170	170
Additional paid-in capital	297,556	299,180
Accumulated Deficit	(116,447)	(59,451)
Accumulated other comprehensive income	33,783	41,414
Total Cherry Hill Mortgage Investment Corporation Stockholders' Equity	330,343	396,594
Non-controlling interests in Operating Partnership	1,951	2,781
Total Stockholders' Equity	332,294	399,375
Total Liabilities and Stockholders' Equity	2,120,494	2,944,565
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred stock	67,213	67,213
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock	$ 48,068	$ 48,068